Financial Instruments - Summary of Consolidated Net Monetary Assets (Liabilities) by Currency (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Monetary assets	$ 3,801	$ 2,585
Monetary liabilities	17,726	16,144
Net monetary assets (liabilities)	(13,925)	(13,559)	$ (13,559)
US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(8,237)	(7,252)
Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(711)	(830)
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(3,023)	(3,232)
Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(787)	(1,366)
Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(1,167)	(879)
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	721	427
Monetary liabilities	1,311	1,007
Net monetary assets (liabilities)	(590)	(580)	(580)
Mexico [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(23)	(28)
Mexico [member] | Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(567)	(552)
United States [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	1,017	507
Monetary liabilities	2,444	1,703
Net monetary assets (liabilities)	(1,427)	(1,196)	(1,196)
United States [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(1,427)	(1,196)
Europe [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	1,001	670
Monetary liabilities	2,481	2,043
Net monetary assets (liabilities)	(1,480)	(1,373)	(1,373)
Europe [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(5)	8
Europe [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(519)	(538)
Europe [member] | Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(807)	(928)
Europe [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(149)	85
South, Central America And Caribbean [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	280	308
Monetary liabilities	589	552
Net monetary assets (liabilities)	(309)	(244)	(244)
South, Central America And Caribbean [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(72)	(48)
South, Central America And Caribbean [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	1
South, Central America And Caribbean [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(238)	(196)
Asia, Middle East and Africa [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	592	520
Monetary liabilities	681	624
Net monetary assets (liabilities)	(89)	(104)	(104)
Asia, Middle East and Africa [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	5	1
Asia, Middle East and Africa [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(94)	(105)
Other Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	190	153
Monetary liabilities	10,220	10,215
Net monetary assets (liabilities)	(10,030)	(10,062)	$ (10,062)
Other Operations [Member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(6,715)	(5,989)
Other Operations [Member] | Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(144)	(278)
Other Operations [Member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(2,505)	(2,694)
Other Operations [Member] | Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	20	(438)
Other Operations [Member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	$ (686)	$ (663)